GUIDESTONE FUNDS
Supplement dated January 29, 2021
to
Prospectus dated May 1, 2020
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.         FEES AND EXPENSES CHANGES FOR THE CONSERVATIVE ALLOCATION FUND
Under the heading “Fees and Expenses” for the Conservative Allocation Fund, on page 39, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee	0.10%	0.10%
Other expenses	0.03%	0.29%
Acquired fund fees and expenses(1)	0.55%	0.55%
Total annual Fund operating expenses	0.68%	0.94%
(1)	Acquired fund fees and expenses have been restated to reflect current estimated fees and expenses based on the Fund’s target allocation among the underlying funds.
Under the heading “Fees and Expenses” for the Conservative Allocation Fund, on page 39, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$ 69	$ 96
3 Years	$218	$ 300
5 Years	$379	$ 520
10 Years	$847	$1,155
II.         PRINCIPAL INVESTMENT STRATEGIES AND PRINCIAL INVESTMENT RISK CHANGES
TO THE CONSERVATIVE ALLOCATION FUND
In the section “Principal Investment Strategies” for the Conservative Allocation Fund, on page 40, the second bullet is deleted in its entirety and replaced with the following:
•	The Adviser uses the following potential ranges in allocating the Fund’s assets among the Select Funds or other investments.

Asset Class(1)	Range
Fixed Income(2)	50-80%
Equities (3)	20-40%
Impact (4)	0-15%
Real Assets(2)	0-15%
Alternatives (2)	0-15%
(1)	All asset classes include a fund or funds which may invest a portion of its or their assets in derivatives.
i

(2)	These allocations may include investment grade and below-investment grade fixed income securities (i.e., high yield securities or junk bonds) and may include foreign and domestic investments.
(3)	The Equities asset class may include a fund which may invest a portion of its assets in fixed income and convertible securities.
(4)	The Impact asset class may include investments in the equity and debt of companies, nonprofit organizations and funds (e.g., registered funds, private funds or other similar pooled investment vehicles).
In the section “Principal Investment Strategies for the Conservative Allocation Fund, on page 40, the fourth bullet point is deleted in its entirety and replaced with the following:
•	The asset classes in which the Fund may invest through the Select Funds or other investments (such as other investment companies, including exchange-traded funds (“ETFs”)) generally are divided into:
•	Fixed income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade securities and below-investment grade securities (i.e., high yield securities or junk bonds) and short-term investments such as money market instruments);
•	Equity securities (such as common and preferred stock of U.S. companies and foreign companies of any size, including those located in developed and emerging markets and employing both growth and value investment styles);
•	Impact investments with the intention of generating positive impact in accordance with the Adviser’s Christian values, alongside financial returns, to effectively promote the Adviser’s impact themes of Sanctity of Life and Spreading of the Gospel, Human Dignity and Advancement and Stewardship of God’s Creation;
•	Real assets (such as inflation-indexed bonds, real estate-related securities, equity securities of real estate investment trusts (“REITs”) and securities of companies involved in the natural resources industries or that supply goods, technology and services to such companies); and
•	Alternative investments and investment strategies with lower correlation to equity and fixed income markets (such as long-short equity strategies that employ short sales of stocks, options equity strategies, currency trading strategies and below-investment grade securities (i.e., high yield securities or junk bonds) and emerging market debt securities). These strategies employ derivative instruments such as options (e.g., equity index options), forwards (e.g., currency exchange contracts), swaps and futures.
In the section “Principal Investment Risks” for the Conservative Allocation Fund, beginning on page 40, the following risk is added in alphabetical order:
•	Impact Investing Risk: The application of impact investing criteria carries the risk that, under certain market conditions, the Fund may not be able to take advantage of certain investment opportunities due to that criteria, which may adversely affect investment performance. There is a chance that the information and data used in evaluating an impact-based investment may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the impact investing factors relevant to a particular investment. Successful application of impact investing strategies depends upon the skill of investment managers in properly identifying and analyzing impact investing issues. Investments made may not generate the amount of positive impact that was intended when the investment was made.

III.         FEES AND EXPENSES CHANGES FOR THE BALANCED ALLOCATION FUND
Under the heading “Fees and Expenses” for the Balanced Allocation Fund, on page 45, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee	0.10%	0.10%
Other expenses	0.02%	0.28%
Acquired fund fees and expenses(1)	0.67%	0.67%
Total annual Fund operating expenses	0.79%	1.05%
(1)	Acquired fund fees and expenses have been restated to reflect the estimated fees and expenses for the current fiscal year based on the Fund’s target allocations among the underlying funds.
Under the heading “Fees and Expenses” for the Balanced Allocation Fund, on page 45, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$ 81	$ 107
3 Years	$252	$ 334
5 Years	$439	$ 579
10 Years	$978	$1,283
IV.         PRINCIPAL INVESTMENT STRATEGIES AND PRINCIAL INVESTMENT RISK CHANGES
TO THE BALANCED ALLOCATION FUND
In the section “Principal Investment Strategies” for the Balanced Allocation Fund, on page 46, the second bullet is deleted in its entirety and replaced with the following:
•	The Adviser uses the following potential ranges in allocating the Fund’s assets among the Select Funds or other investments.

Asset Class(1)	Range
Fixed Income(2)	35-60%
Equities (3)	40-65%
Impact (4)	0-15%
Real Assets(2)	0-15%
Alternatives (2)	0-15%
(1)	All asset classes include a fund or funds which may invest a portion of its or their assets in derivatives.
(2)	These allocations may include investment grade and below-investment grade fixed income securities (i.e., high yield securities or junk bonds) and may include foreign and domestic investments.
(3)	The Equities asset class may include a fund which may invest a portion of its assets in fixed income and convertible securities.
(4)	The Impact asset class may include investments in the equity and debt of companies, nonprofit organizations and funds (e.g., registered funds, private funds or other similar pooled investment vehicles).

In the section “Principal Investment Strategies” for the Balanced Allocation Fund, on page 46, the fourth bullet is deleted in its entirety and replaced with the following:
•	The asset classes in which the Fund may invest through the Select Funds or other investments (such as other investment companies, including exchange-traded funds (“ETFs”)) generally are divided into:
•	Fixed income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade securities and below-investment grade securities (i.e., high yield securities or junk bonds) and short-term investments such as money market instruments);
•	Equity securities (such as common and preferred stock of U.S. companies and foreign companies of any size, including those located in developed and emerging markets and employing both growth and value investment styles);
•	Impact investments with the intention of generating positive impact in accordance with the Adviser’s Christian values, alongside financial returns, to effectively promote the Adviser’s impact themes of Sanctity of Life and Spreading of the Gospel, Human Dignity and Advancement and Stewardship of God’s Creation;
•	Real assets (such as inflation-indexed bonds, real estate-related securities, equity securities of real estate investment trusts (“REITs”) and securities of companies involved in the natural resources industries or that supply goods, technology and services to such companies); and
•	Alternative investments and investment strategies with lower correlation to equity and fixed income markets (such as long-short equity strategies that employ short sales of stocks, options equity strategies, currency trading strategies and below-investment grade securities (i.e., high yield securities or junk bonds) and emerging market debt securities). These strategies employ derivative instruments such as options (e.g., equity index options), forwards (e.g., currency exchange contracts), swaps and futures.
In the section “Principal Investment Risks” for the Balanced Allocation Fund, beginning on page 46, the following risk is added in alphabetical order:
•	Impact Investing Risk: The application of impact investing criteria carries the risk that, under certain market conditions, the Fund may not be able to take advantage of certain investment opportunities due to that criteria, which may adversely affect investment performance. There is a chance that the information and data used in evaluating an impact-based investment may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the impact investing factors relevant to a particular investment. Successful application of impact investing strategies depends upon the skill of investment managers in properly identifying and analyzing impact investing issues. Investments made may not generate the amount of positive impact that was intended when the investment was made.

V.         FEES AND EXPENSES CHANGES FOR THE GROWTH ALLOCATION FUND
Under the heading “Fees and Expenses” for the Growth Allocation Fund, on page 51, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee	0.10%	0.10%
Other expenses	0.02%	0.28%
Acquired fund fees and expenses(1)	0.78%	0.78%
Total annual Fund operating expenses	0.90%	1.16%
(1)	Acquired fund fees and expenses have been restated to reflect the estimated fees and expenses for the current fiscal year based on the Fund’s target allocations among the underlying funds.
Under the heading “Fees and Expenses” for the Growth Allocation Fund, on page 51, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$ 92	$ 118
3 Years	$ 287	$ 368
5 Years	$ 498	$ 638
10 Years	$1,108	$1,409
VI.         PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL INVESTMENT RISK CHANGES
TO THE GROWTH ALLOCATION FUND
In the section “Principal Investment Strategies” for the Growth Allocation Fund, on page 52, the second bullet is deleted in its entirety and replaced with the following:
•	The Adviser uses the following potential ranges in allocating the Fund’s assets among the Select Funds or other investments.

Asset Class(1)	Range
Fixed Income(2)	10-35%
Equities (3)	65-90%
Impact (4)	0-15%
Real Assets(2)	0-15%
Alternatives (2)	0-15%
(1)	All asset classes include a fund or funds which may invest a portion of its or their assets in derivatives.
(2)	These allocations may include investment grade and below-investment grade fixed income securities (i.e., high yield securities or junk bonds) and may include foreign and domestic investments.
(3)	The Equities asset class may include a fund which may invest a portion of its assets in fixed income and convertible securities.
(4)	The Impact asset class may include investments in the equity and debt of companies, nonprofit organizations and funds (e.g., registered funds, private funds or other similar pooled investment vehicles).
v

In the section “Principal Investment Strategies” for the Growth Allocation Fund, on page 52, the fourth bullet is deleted in its entirety and replaced with the following:
•	The asset classes in which the Fund may invest through the Select Funds or other investments (such as other investment companies, including exchange-traded funds (“ETFs”)) generally are divided into:
•	Fixed income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade securities and below-investment grade securities (i.e., high yield securities or junk bonds) and short-term investments such as money market instruments);
•	Equity securities (such as common and preferred stock of U.S. companies and foreign companies of any size, including those located in developed and emerging markets and employing both growth and value investment styles);
•	Impact investments with the intention of generating positive impact in accordance with the Adviser’s Christian values, alongside financial returns, to effectively promote the Adviser’s impact themes of Sanctity of Life and Spreading of the Gospel, Human Dignity and Advancement and Stewardship of God’s Creation;
•	Real assets (such as inflation-indexed bonds, real estate-related securities, equity securities of real estate investment trusts (“REITs”) and securities of companies involved in the natural resources industries or that supply goods, technology and services to such companies); and
•	Alternative investments and investment strategies with lower correlation to equity and fixed income markets (such as long-short equity strategies that employ short sales of stocks, options equity strategies, currency trading strategies and below-investment grade securities (i.e., high yield securities or junk bonds) and emerging market debt securities). These strategies employ derivative instruments such as options (e.g., equity index options), forwards (e.g., currency exchange contracts), swaps and futures.
In the section “Principal Investment Risks” for the Growth Allocation Fund, beginning on page 52, the following risk is added in alphabetical order:
•	Impact Investing Risk: The application of impact investing criteria carries the risk that, under certain market conditions, the Fund may not be able to take advantage of certain investment opportunities due to that criteria, which may adversely affect investment performance. There is a chance that the information and data used in evaluating an impact-based investment may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the impact investing factors relevant to a particular investment. Successful application of impact investing strategies depends upon the skill of investment managers in properly identifying and analyzing impact investing issues. Investments made may not generate the amount of positive impact that was intended when the investment was made.
VII.         CHANGE TO ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES & RISKS
Under the heading “Additional Information About Principal Strategies & Risks,” beginning on page 154, the following disclosure is added in alphabetical order:
Impact Investing: Impact investing involves the investing of assets predominately in U.S. and foreign equity and debt of companies, nonprofit organizations and funds with the intention of generating positive impact in accordance with the Adviser’s Christian values, alongside financial returns. The Adviser utilizes its impact framework to assess whether its investments with nonprofit organizations and funds, and a Sub-Adviser’s investments in companies, effectively promote the Adviser's three impact themes:
•	Sanctity of Life and Spreading the Gospel: Investing in organizations that seek to protect life, enhance living conditions and proclaim the Gospel;

•	Human Dignity and Advancement: Investing in organizations that seek to improve health care and provide advancements in technology, education and employment training; and
•	Stewardship of God's Creation: Investing in organizations that seek to enhance the efficiency and accessibility of life-sustaining resources such as water and land.
When selecting investments, the Adviser and applicable Sub-Advisers may consider the proportion of a company's revenues or business activities that advance one or more of these impact themes, the extent to which a company's products or services address unmet needs and the extent to which the impact a company achieves over time can be quantified.
A Fund’s impact investing criteria could cause it to perform differently compared to funds that do not apply such criteria. The application of impact investing criteria carries the risk that, under certain market conditions, a Fund may not be able to take advantage of certain investment opportunities due to that criteria, which may adversely affect investment performance. In evaluating an investment, the Adviser or a Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the impact investing factors relevant to a particular investment.
In addition, there is a risk that the securities identified by the impact criteria do not operate as expected in achieving the expected impact. A security’s performance under the impact criteria or the Adviser’s or a Sub-Adviser’s assessment of a security’s performance under the impact criteria could vary over time, which could cause a Fund to be temporarily invested in one or more companies that do not comply with a Fund’s approach towards impact investing. There are significant differences in interpretations of what it means for a security to achieve a positive impact. Successful application of a Fund’s impact investing strategy will depend upon the Adviser’s and each Sub-Adviser’s skill in properly identifying, analyzing and/or evaluating impact investing issues. The Adviser’s or a Sub-Adviser's definition of impact investing or security selection criteria could vary over time, which could cause a Fund to be temporarily invested in one or more companies that do not comply with a Fund’s approach towards impact investing. There is no guarantee that the Adviser’s or a Sub-Adviser's definition of impact investing, security selection criteria or investment judgment will reflect the beliefs or values of any particular investor.
The GuideStone Funds Global Impact Fund (“Global Impact Fund”) is a Select Fund that directly applies impact investing criteria to its underlying investments. In addition, each Target Risk Fund (except the Aggressive Allocation Fund) may allocate a portion of its assets to the Global Impact Fund. For more information regarding the Global Impact Fund, please refer to its Prospectus dated February 1, 2021, on the Trust’s website at GuideStoneFunds.com.
VIII.         CHANGES TO GLOSSARY
Under the heading “Glossary,” beginning on page 218, the following disclosure is added in alphabetical order:
Impact Investing — An investment approach intentionally seeking to have a positive impact alongside financial returns.
Under the heading “Glossary,” beginning on page 218, the definition of Select Funds is deleted in its entirety and replaced with the following:
Select Funds — GuideStone Funds that directly invest in different types of fixed income securities, equity securities or other investments to meet their respective investment objectives. Fifteen (eight equity, three bond, one real assets, one alternative, one impact and one money market) separate Select Funds are offered through GuideStone Funds. The majority of the Select Funds use a multi-manager approach by combining different investment management firms (Sub-Advisers) within a single Select Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

GUIDESTONE FUNDS
Supplement dated January 29, 2021
to
Statement of Additional Information (“SAI”) dated May 1, 2020
This supplement provides new information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI.
I.         UPDATE TO DESCRIPTION OF INVESTMENTS AND RISKS
Under the heading “Description of Investments and Risks,” beginning on page 4, the following disclosure is added in alphabetical order:
Impact Investments. The impact investment approach employed by a Fund intentionally seeks to have a positive impact in accordance with Christian values alongside financial returns. The Adviser and the Sub-Adviser(s) will not consider investments for a Fund that may generate higher investment returns but that do not fall within the Adviser’s impact framework. In seeking to generate positive impact, the Adviser and the Sub-Adviser(s) may rely on data and information that may later prove to be incomplete or inaccurate. There are divergences of views of how to measure and verify positive impact, and a Fund’s measurements will differ from other funds that do not apply a distinctively Christian element to those measurements. The Adviser receives and analyzes information from multiple sources on the products and services of companies in a Fund's investment universe, and utilizes this information to determine which companies should be prohibited for investment by the Sub-Adviser(s).
The GuideStone Funds Global Impact Fund (“Global Impact Fund”) is a Select Fund that directly applies impact investing criteria to its underlying investments. In addition, each Target Risk Fund (except the Aggressive Allocation Fund) may allocate a portion of its assets to the Global Impact Fund. For more information on the Global Impact Fund, please refer to its Prospectus and/or SAI both dated February 1, 2021, on the Trust’s website at GuideStoneFunds.com.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
i